Restructuring - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred				$ 25,000
Restructuring liability	$ 6,850	$ 14,667		6,850	$ 6,850
Reduction in costs, share-based compensation forfeitures	(40,113)	(34,442)	$ (28,288)
Disposals of goodwill	5,682	0
2017 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	11,666	13,796		25,462
Restructuring liability	6,664	10,807		6,664	6,664
2017 Restructuring | Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	6,700	10,800		6,700	6,700
2017 Restructuring | General and Administrative, Restructuring, Integration and Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	10,049	10,757
2017 Restructuring | Inventory Write-offs & Asset Impairments
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,610	3,039		4,649
2017 Restructuring | Inventory Write-offs & Asset Impairments | General and Administrative, Restructuring, Integration and Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	1,610	0
2016 Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1,727)	19,740	79,099		97,112
Restructuring liability	255	6,412	32,305	255	255
Disposals of goodwill			2,600
2016 Restructuring | Hombrechtikon Systems Engineering AG
Restructuring Cost and Reserve [Line Items]
Impairment of equity method investment		8,300
2016 Restructuring | Accrued Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	300	5,600		$ 300	300
2016 Restructuring | Other Long-Term Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability		800
2016 Restructuring | General and Administrative, Restructuring, Integration and Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	(1,727)	18,361	56,193
2016 Restructuring | Other Expense, Net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946
2016 Restructuring | Forfeitures of Share-Base Compensation
Restructuring Cost and Reserve [Line Items]
Reduction in costs, share-based compensation forfeitures	700	2,000
2016 Restructuring | Asset Impairments & Disposals
Restructuring Cost and Reserve [Line Items]
Restructuring charges	0	0	44,399		$ 44,399
Asset impairment charges		21,400
2016 Restructuring | Asset Impairments & Disposals | General and Administrative, Restructuring, Integration and Other
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	0	22,963
2016 Restructuring | Asset Impairments & Disposals | Other Expense, Net
Restructuring Cost and Reserve [Line Items]
Restructuring charges			10,946
2016 Restructuring | Fixed Asset Abandonment
Restructuring Cost and Reserve [Line Items]
Asset impairment charges		10,900	$ 10,900
2016 Restructuring | Prepaid Contract Write-Off
Restructuring Cost and Reserve [Line Items]
Asset impairment charges		$ 1,100